Cover	Feb. 04, 2020
Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A is being filed for the purpose of filing the financial statements and pro forma financial information required by Item 9.01 with respect to the Current Report on Form 8-K filed by Prologis, Inc. and Prologis, L.P., on February 4, 2020 in connection with the consummation on February 4, 2020 (the “Closing Date”) of the transactions contemplated by the Agreement and Plan of Merger, dated as of October 27, 2019 (the “Merger Agreement”), by and among Prologis, Inc., a Maryland corporation (“Prologis”), Prologis, L.P., a Delaware limited partnership (“Prologis OP”), Lambda REIT Acquisition LLC, a Maryland limited liability company and a wholly owned subsidiary of Prologis (“Prologis Merger Sub”), Lambda OP Acquisition LLC, a Delaware limited liability company and a wholly owned subsidiary of Prologis OP (“Prologis OP Merger Sub”), Liberty Property Trust, a Maryland real estate investment trust (“LPT”), Leaf Holdco Property Trust, a Maryland real estate investment trust and a wholly owned subsidiary of LPT (“New Liberty Holdco”), and Liberty Property Limited Partnership, a Pennsylvania limited partnership (“LPT OP”). Pursuant to the Merger Agreement, (a) on February 3, 2020, a wholly owned subsidiary of New Liberty Holdco merged with and into LPT, with LPT surviving the merger and becoming a wholly owned subsidiary of New Liberty Holdco (the “LPT Merger”), (b) on February 4, 2020, New Liberty Holdco merged with and into Prologis Merger Sub, with Prologis Merger Sub surviving the merger and remaining a wholly owned subsidiary of Prologis (the “Topco Merger” and, together with the LPT Merger, the “LPT Mergers”), (c) immediately thereafter, all of the outstanding equity interests in LPT were contributed to Prologis OP in exchange for the issuance by Prologis OP of partnership interests in Prologis OP to other subsidiaries of Prologis, and (d) immediately thereafter, Prologis OP Merger Sub merged with and into LPT OP, with LPT OP surviving the merger and becoming a wholly owned subsidiary of Prologis OP (the “Partnership Merger” and, together with the LPT Mergers, the “Mergers”).
Document Period End Date	Feb. 04, 2020
Current Fiscal Year End Date	--12-31
Entity Registrant Name	PROLOGIS, INC.
Entity Central Index Key	0001045609
Entity Emerging Growth Company	false
Entity File Number	001-13545
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	94-3281941
Entity Address, Address Line One	Pier 1
Entity Address, Address Line Two	Bay 1
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	394-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	PLD
Security Exchange Name	NYSE
Prologis L P [Member]
Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A is being filed for the purpose of filing the financial statements and pro forma financial information required by Item 9.01 with respect to the Current Report on Form 8-K filed by Prologis, Inc. and Prologis, L.P., on February 4, 2020 in connection with the consummation on February 4, 2020 (the “Closing Date”) of the transactions contemplated by the Agreement and Plan of Merger, dated as of October 27, 2019 (the “Merger Agreement”), by and among Prologis, Inc., a Maryland corporation (“Prologis”), Prologis, L.P., a Delaware limited partnership (“Prologis OP”), Lambda REIT Acquisition LLC, a Maryland limited liability company and a wholly owned subsidiary of Prologis (“Prologis Merger Sub”), Lambda OP Acquisition LLC, a Delaware limited liability company and a wholly owned subsidiary of Prologis OP (“Prologis OP Merger Sub”), Liberty Property Trust, a Maryland real estate investment trust (“LPT”), Leaf Holdco Property Trust, a Maryland real estate investment trust and a wholly owned subsidiary of LPT (“New Liberty Holdco”), and Liberty Property Limited Partnership, a Pennsylvania limited partnership (“LPT OP”). Pursuant to the Merger Agreement, (a) on February 3, 2020, a wholly owned subsidiary of New Liberty Holdco merged with and into LPT, with LPT surviving the merger and becoming a wholly owned subsidiary of New Liberty Holdco (the “LPT Merger”), (b) on February 4, 2020, New Liberty Holdco merged with and into Prologis Merger Sub, with Prologis Merger Sub surviving the merger and remaining a wholly owned subsidiary of Prologis (the “Topco Merger” and, together with the LPT Merger, the “LPT Mergers”), (c) immediately thereafter, all of the outstanding equity interests in LPT were contributed to Prologis OP in exchange for the issuance by Prologis OP of partnership interests in Prologis OP to other subsidiaries of Prologis, and (d) immediately thereafter, Prologis OP Merger Sub merged with and into LPT OP, with LPT OP surviving the merger and becoming a wholly owned subsidiary of Prologis OP (the “Partnership Merger” and, together with the LPT Mergers, the “Mergers”).
Document Period End Date	Feb. 04, 2020
Current Fiscal Year End Date	--12-31
Entity Registrant Name	PROLOGIS, L.P.
Entity Central Index Key	0001045610
Entity Emerging Growth Company	false
Entity File Number	001-14245
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-3285362
Entity Address, Address Line One	Pier 1
Entity Address, Address Line Two	Bay 1
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	394-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Prologis L P [Member] | Notes 1.375 Percent Due 2021 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.375% Notes due 2021
Trading Symbol	PLD/21
Security Exchange Name	NYSE
Prologis L P [Member] | Notes 3.000 Percent Due 2022 [Member]
Entity Information [Line Items]
Title of 12(b) Security	3.000% Notes due 2022
Trading Symbol	PLD/22
Security Exchange Name	NYSE
Prologis L P [Member] | Notes 3.375 Percent Due 2024 [Member]
Entity Information [Line Items]
Title of 12(b) Security	3.375% Notes due 2024
Trading Symbol	PLD/24
Security Exchange Name	NYSE
Prologis L P [Member] | Notes 3.000 Percent Due 2026 [Member]
Entity Information [Line Items]
Title of 12(b) Security	3.000% Notes due 2026
Trading Symbol	PLD/26
Security Exchange Name	NYSE
Prologis L P [Member] | Notes 2.250 Percent Due 2029 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.250% Notes due 2029
Trading Symbol	PLD/29
Security Exchange Name	NYSE